Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Raw materials	$16,594	$4,980
Work-in-progress	5,885	2,329
Total	$22,479	$7,309